Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Property, plant and equipment	$ 1,002,258	$ 917,066	$ 820,722
Goodwill	28,484	28,484	28,484
Other intangible assets	21,081	34,029	31,600
Right-of-use-assets	22,578	16,624	12,103
Trade and other receivables	29,810	15,883	20,191
Deferred income tax	565	476
Total non-current assets	1,104,776	1,012,562	900,997
Current assets
Inventories	13,870	19,106	18,187
Trade and other receivables	51,019	93,437	86,050
Cash, bank balances and other short-term investments	202,947	260,028	80,908
Total current assets	267,836	372,571	185,145
Total assets	1,372,612	1,385,133	1,086,142
Shareholders' equity
Share capital	659,400	659,399	513,255
Share-based payment reserve	23,046	15,842	4,021
Accumulated other comprehensive loss	(3,511)	(3,857)	(2,674)
Accumulated losses	(170,417)	(67,668)	(34,945)
Total shareholders' equity	508,518	603,716	479,657
Non-current liabilities
Deferred income tax liabilities	135,567	147,019	133,757
Lease liabilities	17,498	9,372
Provisions	23,909	21,146	16,186
Borrowings	349,559	389,096	294,415
Warrants	362	16,860	23,700
Employee defined benefit plans obligation	3,461	4,469	3,302
Accounts payable and accrued liabilities		419	1,007
Total non-current liabilities	530,356	588,381	472,367
Current liabilities
Provisions	2,084	3,423	4,140
Lease liabilities	6,183	7,395
Borrowings	190,227	62,317	10,352
Salaries and social security payable	11,508	12,553	6,348
Income tax payable	0	3,039	22,429
Other taxes and royalties payable	5,117	6,040	6,515
Accounts payable and accrued liabilities	118,619	98,269	84,334
Total current liabilities	333,738	193,036	134,118
Total liabilities	864,094	781,417	606,485
Total shareholders' equity and liabilities	$ 1,372,612	$ 1,385,133	$ 1,086,142